Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	BOAC OBX 2022- J2
Start - End Dates:
Deal Loan Count:	34

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Total				3

©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.